Other intangible assets - Schedule of detailed information about intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 4,366
Ending balance	3,929	$ 4,366
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,366	0
Additions	0	4,366
Ending balance	4,366	4,366
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Depreciation	437	0
Ending balance	(437)	0
Intellectual Property [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,366
Ending balance	3,929	4,366
Intellectual Property [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,366	0
Additions	0	4,366
Ending balance	4,366	4,366
Intellectual Property [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Depreciation	437	0
Ending balance	$ (437)	$ 0